Label	Element	Value
Pacer Trendpilot US Large Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Trendpilot® US Large Cap ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PTLC	Pacer Trendpilot® US Large Cap ETF
(the “Fund”)

Supplement dated October 15, 2020 to the
Summary Prospectus and Prospectus, each dated August 31, 2020

Effective immediately, the descriptions of the methodology of the Fund’s underlying index in the sections entitled “Principal Investment Strategies of the Fund — The Index” in the Summary Prospectus and the Summary Section with respect to the Fund in the Prospectus are supplemented to include the following:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Special Indicator. In the event the S&P 500 closes 20% above or 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the S&P 500 and 50% to 3-Month US Treasury bills. This new exposure will continue until the Equity Indicator, 50/50 Indicator, or T-Bill Indicator is triggered.
Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Pacer Trendpilot US Large Cap ETF | Pacer Trendpilot US Large Cap ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTLC
Pacer Trendpilot US Mid Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Trendpilot® US Mid Cap ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PTMC	Pacer Trendpilot® US Mid Cap ETF
(the “Fund”)

Supplement dated October 15, 2020 to the
Summary Prospectus and Prospectus, each dated August 31, 2020

Effective immediately, the descriptions of the methodology of the Fund’s underlying index in the sections entitled “Principal Investment Strategies of the Fund — The Index” in the Summary Prospectus and the Summary Section with respect to the Fund in the Prospectus are supplemented to include the following:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Special Indicator. In the event the S&P MidCap 400 closes 20% above or 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the S&P MidCap 400 and 50% to 3-Month US Treasury bills. This new exposure will continue until the Equity Indicator, 50/50 Indicator, or T-Bill Indicator is triggered.
Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Pacer Trendpilot US Mid Cap ETF | Pacer Trendpilot US Mid Cap ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTMC
Pacer Trendpilot 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Trendpilot® 100 ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PTNQ	Pacer Trendpilot® 100 ETF
(the “Fund”)

Supplement dated October 15, 2020 to the
Summary Prospectus and Prospectus, each dated August 31, 2020

Effective immediately, the descriptions of the methodology of the Fund’s underlying index in the sections entitled “Principal Investment Strategies of the Fund — The Index” in the Summary Prospectus and the Summary Section with respect to the Fund in the Prospectus are supplemented to include the following:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Special Indicator. In the event the NASDAQ-100 closes 20% above or 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the NASDAQ-100 and 50% to 3-Month US Treasury bills. This new exposure will continue until the Equity Indicator, 50/50 Indicator, or T-Bill Indicator is triggered.
Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Pacer Trendpilot 100 ETF | Pacer Trendpilot 100 ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTNQ
Pacer Trendpilot International ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer International Export Leaders ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PTIN	Pacer International Export Leaders ETF
(the “Fund”)

Supplement dated October 15, 2020 to the
Summary Prospectus and Prospectus, each dated August 31, 2020

Effective immediately, the descriptions of the methodology of the Fund’s underlying index in the sections entitled “Principal Investment Strategies of the Fund — The Index” in the Summary Prospectus and the Summary Section with respect to the Fund in the Prospectus are supplemented to include the following:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Special Indicator. In the event the S&P Developed Ex-U.S. LargeCap Index closes 20% above or 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills. This new exposure will continue until the Equity Indicator, 50/50 Indicator, or T-Bill Indicator is triggered.
Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Pacer Trendpilot International ETF | Pacer Trendpilot International ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTIN